PROPERTY, PLANT & EQUIPMENT - Disclosure of net book value of property, plant & equipment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure of subsidiaries [line items]
Beginning balance	$ 758,006
Net additions	78,647
Changes in rehabilitation cost asset	12,906
Depletion and amortization	(103,469)
Foreign exchange translation	(3,471)
Ending balance	742,619
Gibraltar Mines [Member]
Disclosure of subsidiaries [line items]
Beginning balance	539,747
Net additions	55,355
Changes in rehabilitation cost asset	12,906
Depletion and amortization	(103,013)
Foreign exchange translation	0
Ending balance	504,995
Florence Copper [Member]
Disclosure of subsidiaries [line items]
Beginning balance	188,512
Net additions	18,091
Changes in rehabilitation cost asset	0
Depletion and amortization	(53)
Foreign exchange translation	3,471
Ending balance	203,079
Yellowhead [Member]
Disclosure of subsidiaries [line items]
Beginning balance	16,240
Net additions	2,409
Changes in rehabilitation cost asset	0
Depletion and amortization	0
Foreign exchange translation	0
Ending balance	18,649
Aley [Member]
Disclosure of subsidiaries [line items]
Beginning balance	12,766
Net additions	1,095
Changes in rehabilitation cost asset	0
Depletion and amortization	0
Foreign exchange translation	0
Ending balance	13,861
Other [Member]
Disclosure of subsidiaries [line items]
Beginning balance	741
Net additions	1,697
Changes in rehabilitation cost asset	0
Depletion and amortization	(403)
Foreign exchange translation	0
Ending balance	$ 2,035